UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Angel Oak Mortgage Trust I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported): August 23, 2021

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust 2021-5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by the Form ABS-15G filed by Angel Oak Mortgage Trust I, LLC on May 20, 2019 (Accession Number: 0001387131-19-003844) (the “Prior Filing”). The Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the AOMT 2019-3 securitization transaction (the “Prior Transaction”). Exhibits 99.1 and 99.16 hereto identify the mortgage loans that were included in the Prior Transaction and that will be included in the AOMT 2021-5 securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANGEL OAK MORTGAGE TRUST I, LLC
(Depositor)

By:	/s/ Adam Langley
Name:	Adam Langley
Title:	Chief Compliance Officer

Date: August 23, 2021

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary, including Exhibit A thereto listing the Mortgage Loans previously reviewed by AMC (Form ABS-15G filed on May 20, 2019, Accession Number: 0001387131-19-003844, Exhibits 99.1 through 99.5)
99.2	AMC Exception Grades
99.3	AMC Valuation Report
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare
99.6	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.7	Infinity Disposition Report
99.8	Infinity Findings Detail Report
99.9	Infinity Rating Agency Grading
99.10	Infinity Valuation Report
99.11	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.12	Consolidated Due Diligence Report
99.13	Consolidated Valuation Report
99.14	Consolidated Grading Summary Report
99.15	Consolidated Data Compare Report
99.16	Schedule of Mortgage Loans previously reviewed by Clayton Services LLC (Form ABS-15G filed on May 20, 2019, Accession Number: 0001387131-19-003844, Exhibits 99.6 to 99.14)